Academy Funds Trust
325 Chestnut Street, Suite 512
Philadelphia, PA 19106

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin, 53202

December 19, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Ashley Vroman-Lee

Re:          Academy Funds Trust (the “Registrant”)
File Nos. 333-146827 and 811-22135
Transmittal Letter and Request for Acceleration

Ladies and Gentlemen:

On behalf of the Registrant, please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 17 (“PEA No. 17”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this PEA No.17 to update certain information provided in the Registrant’s Post-Effective Amendment 16 and to respond to comments received by the staff of the U.S. Securities and Exchange Commission (the “SEC”), which were discussed with Ashley Vroman-Lee of the SEC staff.  The Registrant’s responses to Ms. Vroman-Lee’s comments are discussed in a separate letter that has also been filed today with the SEC via the EDGAR system.

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Quasar Distributors, LLC, respectfully request that the effectiveness of the Registrant’s PEA No. 17 to the Registrant’s Registration Statement on Form N-1A be accelerated to Friday, January 2, 2015, or as soon as practicable thereafter.  It is our understanding that Ms. Vroman-Lee of the SEC staff previously has discussed the possible acceleration of PEA No. 17 with Jonathan M. Kopcsik of Stradley Ronon Stevens & Young, LLP.

Filing Desk
U.S. Securities and Exchange Commission
December 19, 2014

Thank you for your prompt attention to the request for acceleration of the effective date of the PEA No. 17.  Please contact Mr. Kopcsik at (215) 564-8099 if you have any questions or need further information.

Sincerely yours,

/s/James Schoenike	/s/David Jacovini
Name: James Schoenike Title: President Quasar Distributors, LLC	Name: David Jacovini Title: President Academy Funds Trust

cc:	Jonathan M. Kopcsik
Stradley Ronon Stevens & Young, LLP